Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, authorized	Unlimited	Unlimited	Unlimited
Ordinary shares, issued (in Shares)	17,394,226	13,594,530	13,594,530
Ordinary shares, outstanding (in Shares)	17,394,226	13,594,530	13,594,530